Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating activities
Net income	$ 469.0	[1]	$ 489.9	[1]	$ 485.6	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	305.4		286.0		273.2
Deferred income taxes	(0.8)		35.2		(31.8)
Undistributed income from equity method investments, net of dividends	(3.4)		(2.7)		(3.3)
Net change in:
Receivables and other assets, gross	(143.1)		(245.5)		(48.4)
Inventories, gross	(69.8)		(63.6)		6.9
Accounts payable and accrued expenses	106.9		299.7		(28.0)
Income taxes	3.3		28.2		(10.6)
Other, net	45.2		10.7		44.9
Net cash provided by operating activities	712.7		837.9		688.5
Investing activities
Expenditures for property, plant and equipment	(456.0)		(385.6)		(365.4)
Proceeds from sale of property, plant and equipment	2.6		6.3		5.0
Acquisition of businesses, net of cash acquired	(1.4)		(2.0)		(1.8)
Net proceeds from divestitures	2.4				5.2
Other	(0.6)		3.9		(1.2)
Net cash used in investing activities	(453.0)		(377.4)		(358.2)
Financing activities
Net (decrease) increase in short-term debt	(252.7)		272.8		(119.8)
Issuance of long-term debt	1,263.0				98.5
Repayments and other changes in long-term debt	(1.2)		(277.3)		(9.4)
Dividends paid to non-controlling interest	(4.9)		(3.3)		(0.8)
Dividends paid	(194.9)		(191.0)		(177.6)
Shares repurchased	(616.0)		(147.9)
Common stock and purchase contract issue					106.3
Common stock options exercised	32.5		27.0		12.9
Capital contribution from non-controlling interest			0.4
Other, net	0.5		1.0		(1.4)
Net cash provided by (used in) financing activities	226.3		(318.3)		(91.3)
Effect of exchange rate changes on cash and cash equivalents	(75.3)		(1.6)		(0.5)
Increase in cash and cash equivalents	410.7		140.6		238.5
Cash and cash equivalents at beginning of year	1,118.3		977.7		739.2
Cash and cash equivalents at end of year	$ 1,529.0		$ 1,118.3		$ 977.7

[1]	See Note 13 for further details - includes tax effects where applicable.